PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 97.7%
Common Stocks 95.3%
Australia 3.4%
ARB Corp. Ltd.	30,339	$998,916
Australia & New Zealand Banking Group Ltd.	25,521	482,652
BHP Group Ltd.(a)	26,938	891,283
BlueScope Steel Ltd.	17,635	231,128
Charter Hall Group, REIT	18,795	225,157
Dexus, REIT	112,635	820,947
Goodman Group, REIT	39,487	652,757
JB Hi-Fi Ltd.	14,097	461,865
Macquarie Group Ltd.	4,894	640,774
nib holdings Ltd.	36,236	160,128
Nick Scali Ltd.	9,639	93,203
Rio Tinto Ltd.	3,792	302,358
Rio Tinto PLC	9,910	695,695
Sonic Healthcare Ltd.	42,473	1,147,612
Super Retail Group Ltd.	49,600	411,545
West African Resources Ltd.*	105,945	83,948
		8,299,968
Austria 0.6%
OMV AG	24,478	1,490,124
Belgium 0.3%
Bekaert SA	2,280	106,396
D’ieteren Group	1,736	302,722
KBC Group NV	2,356	204,460
Tessenderlo Group SA*	4,801	186,793
		800,371
Brazil 0.6%
Ambev SA	43,200	122,438
Banco Santander Brasil SA, UTS	68,000	424,768
Cia de Saneamento de Minas Gerais-COPASA	207,100	513,255
Cia de Saneamento do Parana, UTS	54,900	208,844
Odontoprev SA	44,100	104,144
Petroleo Brasileiro SA	33,100	220,974
		1,594,423
Canada 6.4%
Artis Real Estate Investment Trust, REIT	50,000	477,914
Bank of Montreal	5,700	645,176

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada (cont’d.)
Canaccord Genuity Group, Inc.	35,600	$425,133
Canadian Imperial Bank of Commerce	15,100	1,896,127
Canadian Natural Resources Ltd.	43,200	2,197,469
Canadian Tire Corp. Ltd. (Class A Stock)	700	101,067
Canfor Corp.*	41,300	938,319
Dollarama, Inc.	2,600	134,157
Fairfax Financial Holdings Ltd.	300	144,861
George Weston Ltd.	800	87,241
Gildan Activewear, Inc.	2,300	91,555
Great-West Lifeco, Inc.	20,300	634,160
Hut 8 Mining Corp.*(a)	174,800	1,034,100
IGM Financial, Inc.	2,600	91,347
Interfor Corp.	47,800	1,424,430
Loblaw Cos. Ltd.	12,600	972,098
National Bank of Canada	3,100	248,020
North West Co., Inc. (The)	12,500	344,668
Nutrien Ltd.	1,500	104,763
Royal Bank of Canada	1,500	171,022
Russel Metals, Inc.	6,100	152,218
Thomson Reuters Corp.	10,700	1,148,662
Toronto-Dominion Bank (The)	26,900	2,154,497
		15,619,004
China 11.0%
Agricultural Bank of China Ltd. (Class H Stock)	260,000	99,203
Alibaba Group Holding Ltd.*	49,600	768,761
Bank of Beijing Co. Ltd. (Class A Stock)	410,800	290,512
Bank of Communications Co. Ltd. (Class H Stock)	2,228,000	1,491,840
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	325,500	359,977
Beijing Enterprises Holdings Ltd.	30,000	102,768
BYD Co. Ltd. (Class H Stock)	46,500	1,358,272
China BlueChemical Ltd. (Class H Stock)	1,792,000	492,591
China CITIC Bank Corp. Ltd. (Class H Stock)	850,000	406,024
China Construction Bank Corp. (Class H Stock)	2,587,000	1,982,998
China Everbright Ltd.	244,000	277,032
China Hongqiao Group Ltd.	573,500	651,875
China Medical System Holdings Ltd.	498,000	844,328
China Shenhua Energy Co. Ltd. (Class H Stock)	302,000	746,561
Chlitina Holding Ltd.	105,000	800,249
Chow Tai Fook Jewellery Group Ltd.*	672,600	1,187,200
CITIC Ltd.	1,366,000	1,539,379
COFCO Joycome Foods Ltd.*	390,000	161,222
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	237,300	437,247
CSPC Pharmaceutical Group Ltd.	540,000	659,586

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Huaxia Bank Co. Ltd. (Class A Stock)	420,300	$372,658
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,662,000	1,615,550
Industrial Bank Co. Ltd. (Class A Stock)	119,500	394,836
Intco Medical Technology Co. Ltd. (Class A Stock)	36,564	302,683
JD.com, Inc. (Class A Stock)*	1,404	51,579
Lenovo Group Ltd.	1,244,000	1,349,026
Li Ning Co. Ltd.	139,000	1,359,257
Metallurgical Corp. of China Ltd. (Class A Stock)	600,400	350,192
PetroChina Co. Ltd. (Class H Stock)	2,004,000	1,003,130
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	206,700	409,923
Shanghai International Port Group Co. Ltd. (Class A Stock)	402,600	360,601
Shanxi Taigang Stainless Steel Co. Ltd. (Class A Stock)	213,000	225,264
SITC International Holdings Co. Ltd.	26,000	99,626
Tencent Holdings Ltd.	29,500	1,832,778
Wilmar International Ltd.	404,400	1,286,832
Zhongsheng Group Holdings Ltd.	164,500	1,270,132
		26,941,692
Denmark 1.6%
AP Moller - Maersk A/S (Class B Stock)	545	1,957,033
Carlsberg A/S (Class B Stock)	899	145,558
Novo Nordisk A/S (Class B Stock)	2,496	248,559
Pandora A/S	5,545	601,144
Scandinavian Tobacco Group A/S, 144A	47,552	1,026,261
		3,978,555
Finland 0.1%
Nokia OYJ*	50,112	298,346
France 6.6%
AXA SA	17,616	556,506
BNP Paribas SA	27,363	1,958,496
Capgemini SE	3,749	840,539
Cie de Saint-Gobain	28,092	1,900,227
Cie Generale des Etablissements Michelin SCA	8,405	1,403,434
Credit Agricole SA	9,954	149,675
Dassault Systemes SE	5,844	280,742
EssilorLuxottica SA	1,078	203,913
Hermes International	1,013	1,518,219
Ipsen SA	5,993	583,840
IPSOS	2,184	99,696
Kering SA	692	515,817
LVMH Moet Hennessy Louis Vuitton SE	1,106	908,170

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Metropole Television SA	7,770	$151,428
Publicis Groupe SA	19,555	1,324,134
Sanofi	22,586	2,362,056
Sartorius Stedim Biotech	336	146,981
Television Francaise 1	49,958	476,696
Trigano SA	4,447	843,068
		16,223,637
Germany 4.8%
Allianz SE	9,157	2,354,556
Bayerische Motoren Werke AG	2,990	315,756
Covestro AG, 144A	21,433	1,288,161
Deutsche Post AG	28,630	1,720,150
E.ON SE	97,901	1,348,892
Freenet AG	9,450	257,264
Fresenius SE & Co. KGaA	29,526	1,220,678
Merck KGaA	7,697	1,682,950
Nemetschek SE	900	82,708
ProSiebenSat.1 Media SE	15,407	240,009
SAP SE	9,411	1,176,898
Telefonica Deutschland Holding AG	35,700	102,314
		11,790,336
Hong Kong 0.8%
CK Asset Holdings Ltd.	17,500	116,809
Link REIT, REIT	158,500	1,362,573
Value Partners Group Ltd.	947,000	468,693
		1,948,075
India 3.6%
Bajaj Consumer Care Ltd.	180,510	445,600
GAIL India Ltd.	45,589	89,036
Indian Oil Corp. Ltd.	63,147	106,967
Infosys Ltd.	31,584	743,807
JSW Steel Ltd.	10,780	91,670
NTPC Ltd.	223,251	428,318
Oil & Natural Gas Corp. Ltd.	771,461	1,799,663
Page Industries Ltd.	168	95,874
Power Grid Corp. of India Ltd.	530,365	1,537,597
Redington India Ltd.	250,893	550,447
Sun Pharmaceutical Industries Ltd.	10,710	120,281
Tata Steel Ltd.	87,353	1,283,528

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Tech Mahindra Ltd.	74,796	$1,495,568
Titan Co. Ltd.	3,150	100,645
		8,889,001
Indonesia 0.8%
Astra International Tbk PT	233,100	89,100
First Pacific Co. Ltd.	1,318,000	508,333
Telkom Indonesia Persero Tbk PT	4,477,300	1,308,731
		1,906,164
Ireland 0.1%
Kingspan Group PLC	3,489	337,175
Israel 1.2%
Bank Hapoalim BM	9,728	100,843
Bank Leumi Le-Israel BM	111,584	1,189,726
Bezeq The Israeli Telecommunication Corp. Ltd.*	291,964	501,757
Phoenix Holdings Ltd. (The)	96,448	1,150,191
		2,942,517
Italy 1.9%
Anima Holding SpA, 144A	144,667	730,928
Buzzi Unicem SpA	54,651	1,140,451
Ferrari NV	1,120	259,064
La Doria SpA	13,479	249,767
Mediobanca Banca di Credito Finanziario SpA	8,100	92,584
MFE-MediaForEurope NV (Class A Stock)*	438,010	363,367
MFE-MediaForEurope NV (Class B Stock)	438,010	558,319
Moncler SpA	1,836	117,428
Poste Italiane SpA, 144A	14,912	200,647
Unipol Gruppo SpA	162,090	908,912
		4,621,467
Japan 14.8%
Advantest Corp.	1,800	154,611
AGC, Inc.	2,100	96,554
Canon, Inc.	63,300	1,504,506
Chugai Pharmaceutical Co. Ltd.	37,200	1,209,442
Dai-ichi Life Holdings, Inc.	80,000	1,804,300
Daiwa House Industry Co. Ltd.	33,000	965,128
Digital Garage, Inc.	2,200	77,926

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Digital Holdings, Inc.	18,000	$203,950
Fujitsu Ltd.	9,000	1,191,816
GungHo Online Entertainment, Inc.	31,000	652,783
Hoya Corp.	3,100	403,980
IDOM, Inc.	28,800	166,632
Iida Group Holdings Co. Ltd.	3,800	79,439
Isuzu Motors Ltd.	39,300	486,586
ITmedia, Inc.	5,200	72,161
ITOCHU Corp.	54,300	1,746,652
Japan Post Bank Co. Ltd.	10,000	98,504
Japan Post Holdings Co. Ltd.	189,600	1,621,405
Japan Tobacco, Inc.	75,100	1,503,791
KDDI Corp.	13,900	444,498
Keyence Corp.	1,800	925,727
Komatsu Ltd.	46,900	1,164,257
Marubeni Corp.	77,200	803,327
McDonald’s Holdings Co. Japan Ltd.	19,800	865,034
Medipal Holdings Corp.	16,400	295,873
MISUMI Group, Inc.	2,700	87,849
Mitsubishi Chemical Holdings Corp.	12,000	94,797
Mitsubishi Corp.	23,500	799,077
Mitsubishi UFJ Financial Group, Inc.	342,000	2,063,638
Mitsui & Co. Ltd.	72,200	1,813,568
Mitsui Chemicals, Inc.	2,900	77,826
Nippon Telegraph & Telephone Corp.	30,668	875,877
Nippon Yusen KK	4,700	368,964
Nissha Co. Ltd.	10,800	138,522
Nitto Denko Corp.	1,200	93,980
Nomura Research Institute Ltd.	2,900	101,662
NTT Data Corp.	5,800	111,563
Olympus Corp.	10,600	237,008
Omron Corp.	1,600	117,594
Otsuka Holdings Co. Ltd.	33,200	1,140,706
Recruit Holdings Co. Ltd.	23,600	1,163,422
Shimamura Co. Ltd.	2,000	183,628
Shimano, Inc.	6,500	1,457,361
Shionogi & Co. Ltd.	2,500	140,540
SMC Corp.	600	335,465
Sony Group Corp.	5,200	588,199
Sumitomo Chemical Co. Ltd.	86,400	438,748
Sumitomo Corp.	9,900	153,996
Sumitomo Mitsui Financial Group, Inc.	6,100	219,197
Tokio Marine Holdings, Inc.	2,000	119,977
Tokyo Electron Ltd.	4,300	2,106,561

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Toshiba Corp.	33,000	$1,364,322
Toyota Motor Corp.	13,665	269,073
Transcosmos, Inc.	4,400	112,229
Uchida Yoko Co. Ltd.	4,400	174,702
Yamaha Motor Co. Ltd.	34,800	833,952
		36,322,885
Luxembourg 1.1%
ArcelorMittal SA	42,916	1,275,074
Eurofins Scientific SE	13,345	1,338,187
		2,613,261
Malaysia 0.0%
Hartalega Holdings Bhd	108,000	151,786
Mexico 0.2%
America Movil SAB de CV (Class L Stock)	433,100	407,527
Netherlands 3.0%
ASM International NV	713	245,209
ASML Holding NV	2,129	1,440,776
EXOR NV	1,040	87,061
ING Groep NV	92,898	1,376,275
Koninklijke Ahold Delhaize NV	54,020	1,747,828
Koninklijke BAM Groep NV*	47,196	157,896
Koninklijke KPN NV	32,466	106,812
Randstad NV	17,419	1,134,877
Shell PLC	38,571	978,658
		7,275,392
Nigeria 0.2%
Airtel Africa PLC, 144A	189,841	397,923
Norway 0.2%
DNB Bank ASA	6,206	147,846
Equinor ASA	9,120	251,549
		399,395
Portugal 0.1%
Sonae SGPS SA	147,562	169,683

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Qatar 0.6%
Industries Qatar QSC	304,106	$1,403,292
Russia 2.0%
Evraz PLC	12,680	85,384
Inter RAO UES PJSC	13,660,000	688,713
LUKOIL PJSC	14,283	1,270,167
Polyus PJSC	1,450	228,084
Rosneft Oil Co. PJSC	155,425	1,161,692
Sberbank of Russia PJSC	412,269	1,425,363
		4,859,403
Saudi Arabia 0.2%
SABIC Agri-Nutrients Co.	6,634	299,000
Saudi Telecom Co.	5,379	168,896
		467,896
Singapore 1.3%
DBS Group Holdings Ltd.	80,000	2,102,323
Oversea-Chinese Banking Corp. Ltd.	11,000	102,219
STMicroelectronics NV	15,760	740,627
United Overseas Bank Ltd.	10,400	232,421
		3,177,590
South Africa 1.2%
FirstRand Ltd.	190,770	769,735
Impala Platinum Holdings Ltd.	47,172	726,799
Sibanye Stillwater Ltd.	410,776	1,537,231
		3,033,765
South Korea 4.3%
AfreecaTV Co. Ltd.*	1,288	166,161
BNK Financial Group, Inc.*	55,149	370,050
DB Insurance Co. Ltd.*	4,681	233,811
GOLFZON Co. Ltd.*	2,346	315,625
Hana Financial Group, Inc.	39,518	1,485,763
KB Financial Group, Inc.	29,982	1,491,737
Kia Corp.	20,503	1,434,734
Korean Reinsurance Co.*	28,630	243,708
KT&G Corp.	1,480	95,352
Kumho Petrochemical Co. Ltd.*	2,784	350,263
LG Innotek Co. Ltd.	1,872	562,372

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
MegaStudyEdu Co. Ltd.	14,126	$973,770
POSCO	5,676	1,263,611
Samsung Electro-Mechanics Co. Ltd.	672	102,887
Samsung Electronics Co. Ltd.	22,822	1,419,500
		10,509,344
Spain 0.6%
Endesa SA	45,884	1,025,859
Industria de Diseno Textil SA	10,336	312,484
Telefonica SA	48,222	224,685
		1,563,028
Sweden 1.3%
Atlas Copco AB (Class A Stock)	5,929	347,735
Atlas Copco AB (Class B Stock)	3,502	178,420
Essity AB (Class B Stock)	9,808	275,941
Evolution AB, 144A	992	122,338
Husqvarna AB (Class B Stock)	6,860	95,298
Skandinaviska Enskilda Banken AB (Class A Stock)	29,448	379,133
Skanska AB (Class B Stock)	3,820	93,320
Swedbank AB (Class A Stock)	68,354	1,336,919
Telefonaktiebolaget LM Ericsson (Class B Stock)	25,650	318,480
		3,147,584
Switzerland 5.1%
ALSO Holding AG*	465	130,103
Bucher Industries AG	1,040	477,775
Chocoladefabriken Lindt & Spruengli AG	1	115,102
Cie Financiere Richemont SA (Class A Stock)	10,619	1,540,776
Kuehne + Nagel International AG	4,741	1,341,306
Nestle SA	13,388	1,727,845
Novartis AG	8,222	713,203
Roche Holding AG	9,717	3,765,691
Sensirion Holding AG, 144A*	3,924	481,520
SFS Group AG	632	92,212
Straumann Holding AG	84	139,118
UBS Group AG	111,696	2,069,225
		12,593,876
Taiwan 4.6%
Asustek Computer, Inc.	108,000	1,407,726

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
Chunghwa Telecom Co. Ltd.	25,000	$105,869
Evergreen Marine Corp. Taiwan Ltd.	76,000	322,763
Formosa Plastics Corp.	34,000	129,409
Kindom Development Co. Ltd.	159,000	204,541
MediaTek, Inc.	43,000	1,689,300
momo.com, Inc.	7,000	287,103
Nan Ya Plastics Corp.	42,000	132,351
Nan Ya Printed Circuit Board Corp.	8,000	139,412
Novatek Microelectronics Corp.	6,000	104,175
Realtek Semiconductor Corp.	5,000	96,111
Taita Chemical Co. Ltd.	190,600	229,967
Taiwan Semiconductor Manufacturing Co. Ltd.	224,000	5,148,989
Unimicron Technology Corp.	12,000	88,775
United Microelectronics Corp.	487,000	1,013,740
Vanguard International Semiconductor Corp.	18,000	86,327
Wan Hai Lines Ltd.	17,000	92,320
		11,278,878
Thailand 0.6%
Advanced Info Service PCL	196,000	1,300,138
AP Thailand PCL	432,400	132,930
		1,433,068
Turkey 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	95,874	209,754
Coca-Cola Icecek A/S	50,828	436,058
Enerjisa Enerji A/S, 144A	579,269	646,069
Ford Otomotiv Sanayi A/S	5,589	104,546
Haci Omer Sabanci Holding A/S	91,266	104,655
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	611,960	551,178
Koza Anadolu Metal Madencilik Isletmeleri A/S*	341,539	594,347
		2,646,607
United Arab Emirates 0.0%
Aldar Properties PJSC	99,225	112,036
United Kingdom 7.7%
3i Group PLC	77,042	1,432,348
888 Holdings PLC	118,725	408,935
Admiral Group PLC	2,200	92,922
Ashtead Group PLC	4,174	297,272

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Barclays PLC	147,272	$392,595
Barratt Developments PLC	10,618	87,674
British American Tobacco PLC	54,329	2,325,180
CNH Industrial NV	86,734	1,312,355
Dunelm Group PLC	29,789	530,581
GlaxoSmithKline PLC	102,066	2,255,546
Halfords Group PLC	60,592	268,439
Imperial Brands PLC	65,897	1,558,240
JD Sports Fashion PLC	43,155	110,638
Kingfisher PLC	282,954	1,263,609
Lloyds Banking Group PLC	661,575	457,383
Man Group PLC	171,027	446,241
Next PLC	1,288	130,846
Rentokil Initial PLC	16,425	114,930
Safestore Holdings PLC, REIT	32,233	559,185
SSE PLC	9,243	197,548
Tesco PLC	217,242	871,483
Unilever PLC	43,664	2,232,368
WPP PLC	94,772	1,481,528
		18,827,846
United States 1.3%
Ferguson PLC	11,745	1,844,613
JBS SA	195,200	1,295,427
		3,140,040

Total Common Stocks (cost $212,087,900)		233,612,960
Exchange-Traded Fund 1.0%
United States
iShares MSCI EAFE ETF (cost $2,485,355)	31,000	2,350,420
Preferred Stocks 1.4%
Brazil 1.2%
Braskem SA (PRFC A)	11,000	102,064
Cia Energetica de Minas Gerais (PRFC)	266,900	663,971

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Brazil (cont’d.)
Cia Paranaense de Energia (PRFC B)	232,000	$315,444
Petroleo Brasileiro SA (PRFC)	288,900	1,761,114
		2,842,593
Germany 0.0%
Sartorius AG (PRFC)	248	133,335
South Korea 0.2%
Samsung Electronics Co. Ltd. (PRFC)	7,571	426,683

Total Preferred Stocks (cost $2,715,867)		3,402,611

	Units
Warrants* 0.0%
Malaysia
Comfort Glove Bhd, expiring 06/26/26 (cost $0)	57,420	2,744

Total Long-Term Investments (cost $217,289,122)		239,368,735

Shares
Short-Term Investments 2.7%
Affiliated Mutual Fund 0.8%
PGIM Institutional Money Market Fund (cost $1,925,365; includes $1,925,145 of cash collateral for securities on loan)(b)(we)	1,926,713	1,925,365

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $599,969)	0.042%	03/17/22	600	599,977

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Fund 1.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $4,113,754)	4,113,754	$4,113,754

Total Short-Term Investments (cost $6,639,088)		6,639,096

TOTAL INVESTMENTS 100.4% (cost $223,928,210)		246,007,831
Liabilities in excess of other assets(z) (0.4)%		(898,448)

Net Assets 100.0%		$245,109,383

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,880,376; cash collateral of $1,925,145 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
28	Mini MSCI EAFE Index	Mar. 2022	$3,129,420	$(39,608)
38	Mini MSCI Emerging Markets Index	Mar. 2022	2,327,120	25,930
				$(13,678)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).